Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information
Entity Registrant Name	Suzano S.A.
Document Type	6-K/A
Document Period End Date	Jun. 30, 2020
Entity Central Index Key	0000909327
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false